Income tax (Tables)	6 Months Ended
Jun. 30, 2025
Income Tax Disclosure [Abstract]
Schedule of reconciliation of income tax rate

The reconciliation of income tax rate to the effective income tax rate based on income before income taxes for the period ended June 30, 2024 and 2025 are as follows:

	June 30, 2024	June 30, 2025
	S$’000	S$’000
Net income/(loss) before income taxes	$183	$(248)
Statutory income tax rate	17%	17%
Income tax expense at statutory rate	31	(42)
Tax effect on non-deductible expenses	7	-
Tax effect on non-taxable income	(9)	-
Corporate tax exemption	(17)	5
Corporate tax rebate	(12)	-
Unrecognized deferred tax asset	-	37
Total tax provision	$-	$-

*	The Company has reconciled to the Singapore corporate income tax rate of 17% to reflect the location of the Company’s operating activities and rather than reconciling to Cayman Islands statutory tax rate of 0%.